COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Base rent	$ 3,462	$ 3,613	$ 3,814
Straight-line rent	25	133	115
Lease termination	68	27	44
Other lease income	662	627	612
Other revenue from tenants	946	997	1,106
Total commercial property revenue	5,163	5,397	$ 5,691
Rent abatements due to shutdown	82	62
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	20,327	25,348
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	2,776	3,332
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	9,029	10,800
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 8,522	$ 11,216
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years